Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Statement [Line Items]
Common stock subject to possible redemption	458,716	458,716	25,300,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.5	$ 10.44	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding
Class B Common Stock
Statement [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares outstanding	6,325,000	6,325,000	6,325,000
Common stock, shares issued	6,325,000	6,325,000	6,325,000